Cover Page DEI Document	May 19, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 19, 2022
Entity Registrant Name	Crown Castle International Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	8020 Katy Freeway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-1908
City Area Code	713
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001051470
Current Fiscal Year End Date	--12-31
Amendment Flag	false
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CCI
Security Exchange Name	NYSE